Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 763,430	$ 147,792
Short-term investments	2,000	0
Trade and other receivables	56,795	49,316
Inventories	28,522	30,098
Prepaid expenses and other current assets	3,568	2,320
Total current assets	854,315	229,526
Non-current assets:
Property, plant and equipment	49,334	42,836
Intangible assets	3,764	5,687
Goodwill	40,277	40,287
Investments	27,566	21,647
Other non-current assets	343	336
Total assets	975,599	340,319
Current liabilities:
Trade and other payables	29,877	31,427
Deferred revenue	9,888	20,156
Provisions and other current liabilities	9,635	10,488
Current lease liabilities	2,691	2,445
Total current liabilities	52,091	64,516
Non-current liabilities:
Non-current lease liability	15,182	17,306
Deferred gain on finance lease liability	1,734	2,150
Provisions and other non-current liabilities	1,764	1,688
Employee future benefits	3,941	4,396
Total liabilities	74,712	90,056
Equity:
Share capital	1,884,735	1,182,660
Contributed surplus	290,761	290,640
Accumulated deficit	(1,275,516)	(1,223,850)
Foreign currency reserve	907	813
Total equity	900,887	250,263
Total liabilities and equity	$ 975,599	$ 340,319